OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Total Operating Lease Expenses

	For the year ended December 31, 2020	For the year ended December 31, 2019
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,337	$1,790
Right-of-use assets obtained in exchange the new lease obligations:
Operating leases	$1,183	$2,860
Weighted average remaining lease term
Operating leases	1.3 years	1.9 years
Weighted average discount rate
Operating leases	4.53%	4.38%

Summary of Maturities of Lease liabilities

Maturities of lease liabilities as of December 31, 2020 are as follows:

Amount
(in thousands)
2021	$1,263
2022	182
2023	82
2024	—
2025	—
Thereafter	—
Total future lease payments	1,527
Less: Imputed interest	54
Total lease liability balance	$1,473